Payden Absolute Return Bond Fund

Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (27%
)
426,758 Allegro CLO II-S Ltd. 2014-1RA 144A, (3 mo.
LIBOR USD + 1.080%), 5.90%, 10/21/28 (a)(b) $ 424
3,000,000 Allegro CLO V Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 1.450%), 6.24%, 10/16/30 (a)(b) 2,905
2,100,000 Allegro CLO X Ltd. 2019-1A 144A, (3 mo.
LIBOR USD + 3.700%), 8.51%, 7/20/32 (a)(b) 2,029
800,000 Allegro CLO XII Ltd. 2020-1A 144A, (3 mo.
LIBOR USD + 3.600%), 8.42%, 1/21/32 (a)(b) 771
1,500,000 American Credit Acceptance Receivables Trust
2022-4 144A, 6.75%, 10/13/26 (a) 1,520
2,000,000 Ammc CLO Ltd. 2017-20A 144A, (3 mo.
LIBOR USD + 3.150%), 7.94%, 4/17/29 (a)(b) 1,966
1,500,000 Arbor Realty Commercial Real Estate Notes Ltd.
2019-FL2 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.864%), 6.34%, 9/15/34 (a)
(b) 1,455
2,145,000 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 1,903
28,106 BDS Ltd. 2019-FL4 144A, (1 mo. LIBOR USD
+ 1.100%), 5.56%, 8/15/36 (a)(b) 28
900,465 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 5.75%,
2/16/37 (a)(b) 902
2,350,000 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.464%), 5.95%,
2/16/37 (a)(b) 2,278
2,100,000 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.914%), 6.40%,
2/16/37 (a)(b) 2,058
2,650,000 Benefit Street Partners CLO XVII Ltd. 2019-
17A 144A, (3 mo. LIBOR USD + 3.350%),
8.14%, 7/15/32 (a)(b) 2,517
250,000 Bosphorus CLO V DAC 5A 144A, (3 mo.
EURIBOR + 1.010%), 3.00%, 12/12/32
EUR (a)(b)(c) 267
3,300,000 Bridgepoint CLO 2 DAC 2A 144A, (3 mo.
EURIBOR + 0.900%), 3.19%, 4/15/35 EUR (a)
(b)(c) 3,484
1,400,000 Bridgepoint CLO 3 DAC 3A 144A, (3 mo.
EURIBOR + 3.400%), 5.69%, 1/15/36 EUR (a)
(b)(c) 1,396
1,925,000 Carlyle CLO Ltd. C17A 144A, (3 mo. LIBOR
USD + 2.800%), 7.60%, 4/30/31 (a)(b) 1,777
1,571,239 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) 1,486
1,190,250 CARS-DB4 LP 2020-1A 144A, 3.19%,
2/15/50 (a) 1,125
2,800,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 2,595
1,000,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) 886
970,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 809
1,450,000 Cedar Funding XIV CLO Ltd. 2021-14A
144A, (3 mo. LIBOR USD + 1.850%), 6.64%,
7/15/33 (a)(b) 1,390
2,100,000 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.014%),
7.50%, 8/20/35 (a)(b) 1,983
3,200,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(c) 2,222
Principal
or Shares Security Description
Value
(000)
2,395,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) $ 2,059
1,150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 968
1,700,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 3.48%, 4/15/49 (a) 1,360
2,000,000 Diamond Issuer 2021-1A 144A, 3.79%,
11/20/51 (a) 1,621
1,768,500 Domino's Pizza Master Issuer LLC 2021-1A
144A, 2.66%, 4/25/51 (a) 1,547
2,063,250 Domino's Pizza Master Issuer LLC 2021-1A
144A, 3.15%, 4/25/51 (a) 1,759
1,056,000 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 995
1,274,000 Driven Brands Funding LLC 2020-2A 144A,
3.24%, 1/20/51 (a) 1,096
1,150,000 Dryden 112 CLO Ltd. 2022-112A 144A, (3
mo. Term Secured Overnight Financing Rate +
5.020%), 7.75%, 8/15/34 (a)(b) 1,135
650,000 Dryden 39 Euro CLO DAC 2015-39A 144A,
(3 mo. EURIBOR + 0.950%), 3.24%, 4/15/35
EUR (a)(b)(c) 682
3,700,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. LIBOR USD + 1.450%), 6.24%,
4/15/29 (a)(b) 3,621
3,000,000 Exeter Automobile Receivables Trust 144A,
6.34%, 10/15/29 (a) 2,584
1,900,000 Exeter Automobile Receivables Trust 2022-4A
144A, 8.23%, 3/15/30 (a) 1,822
2,700,000 Flagship Credit Auto Trust 2021-3 144A,
3.32%, 12/15/28 (a) 2,388
3,600,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850%), 6.16%, 2/23/39 (a)(b) 3,503
3,100,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 6.56%, 2/23/39 (a)(b) 2,988
3,100,000 FS Rialto Issuer LLC 2022-FL6 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.580%), 7.07%, 8/17/37 (a)(b) 3,067
2,300,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.400%), 6.85%, 9/15/37 (a)
(b) 2,222
2,000,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.750%), 7.20%, 9/15/37 (a)
(b) 1,901
1,000,000 Grippen Park CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 1.650%), 6.46%, 1/20/30 (a)(b) 987
118,896 Halcyon Loan Advisors Funding Ltd. 2015-2A
144A, (3 mo. LIBOR USD + 1.650%), 6.47%,
7/25/27 (a)(b) 118
250,000 Henley CLO I DAC 1A 144A, (3 mo. EURIBOR
+ 0.950%), 2.49%, 7/25/34 EUR (a)(b)(c) 264
686,001 JPMorgan Chase Bank N.A.-CACLN 2020-1
144A, 0.99%, 1/25/28 (a) 677
1,895,916 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 2,151
654,440 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 626
3,850,000 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 8.48%, 12/26/28 (a) 3,239
1,500,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 9.81%, 2/26/29 (a) 1,322

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,750,000 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.94%, 2/17/39 (a)(b) $ 2,678
206,854 LCM XVIII LP 19A 144A, (3 mo. LIBOR USD
+ 1.240%), 6.03%, 7/15/27 (a)(b) 207
950,000 LCM XVIII LP 19A 144A, (3 mo. LIBOR USD
+ 1.750%), 6.54%, 7/15/27 (a)(b) 946
376,796 LMREC Inc. 2019-CRE3 144A, (1 mo. LIBOR
USD + 1.400%), 5.91%, 12/22/35 (a)(b) 374
1,037,390 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 1.500%), 5.96%, 5/15/36 (a)(b) 1,034
2,300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 3.750%), 8.20%, 7/15/36 (a)(b) 1,964
639,224 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 0.950%), 5.75%,
4/19/30 (a)(b) 636
1,550,000 Madison Park Funding XXIV Ltd. 2016-24A
144A, (3 mo. Term Secured Overnight Financing
Rate + 4.112%), 8.75%, 10/20/29 (a)(b) 1,545
2,490,154 Magnetite VII Ltd. 2012-7A 144A, (3 mo.
LIBOR USD + 0.800%), 5.59%, 1/15/28 (a)(b) 2,463
1,000,000 NLY Commercial Mortgage Trust 2019-FL2
144A, (1 mo. LIBOR USD + 1.600%), 6.06%,
2/15/36 (a)(b) 974
2,600,000 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 3.39%, 11/20/50 (a) 2,407
2,350,000 OCP CLO Ltd. 2013-4A 144A, (3 mo. LIBOR
USD + 1.450%), 6.27%, 4/24/29 (a)(b) 2,321
1,400,000 OCP CLO Ltd. 2017-13A 144A, (3 mo. LIBOR
USD + 0.960%), 5.75%, 7/15/30 (a)(b) 1,388
2,200,000 OCP CLO Ltd. 2017-13A 144A, (3 mo. LIBOR
USD + 3.100%), 7.89%, 7/15/30 (a)(b) 2,133
3,300,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 3,259
2,200,000 Palmer Square European CLO DAC 2022-1A
144A, (3 mo. EURIBOR + 3.300%), 5.69%,
1/21/35 EUR (a)(b)(c) 2,156
1,915,000 Planet Fitness Master Issuer LLC 2018-1A 144A,
4.67%, 9/05/48 (a) 1,829
1,800,000 Providus CLO IV DAC 4A 144A, (3 mo.
EURIBOR + 0.820%), 3.16%, 4/20/34 EUR (a)
(b)(c) 1,898
3,700,000 Regatta Funding LP 2013-2A 144A, (3 mo.
LIBOR USD + 1.400%), 6.19%, 1/15/29 (a)(b) 3,638
2,158,971 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 2,110
1,281,889 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 7.38%, 5/15/32 (a) 1,253
1,300,000 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 9.97%, 5/15/32 (a) 1,267
2,400,000 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 11.91%, 8/16/32 (a) 2,314
1,341,228 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A, 11.37%, 12/15/32 (a) 1,343
2,700,000 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A, 14.59%, 12/15/32 (a) 2,715
2,200,000 Sound Point Euro CLO III Funding DAC 3X,
(3 mo. EURIBOR + 0.950%), 3.24%, 4/15/33
EUR (b)(c)(d) 2,328
3,450,000 St Paul's CLO XII DAC 12A 144A, (3 mo.
EURIBOR + 0.920%), 3.21%, 4/15/33 EUR (a)
(b)(c) 3,671
Principal
or Shares Security Description
Value
(000)
2,400,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) $ 2,186
3,500,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 3,113
1,119,495 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
5.68%, 7/15/38 (a)(b) 1,116
678,080 Symphony CLO XVII Ltd. 2016-17A 144A, (3
mo. LIBOR USD + 0.880%), 5.67%, 4/15/28 (a)
(b) 675
2,450,000 Symphony CLO XVII Ltd. 2016-17A 144A, (3
mo. LIBOR USD + 2.650%), 7.44%, 4/15/28 (a)
(b) 2,429
500,000 Symphony CLO XVII Ltd. 2016-17X, (3 mo.
LIBOR USD + 2.650%), 7.44%, 4/15/28 (b)(d) 496
2,000,000 THL Credit Wind River CLO Ltd. 2019-3A
144A, (3 mo. LIBOR USD + 3.500%), 8.29%,
4/15/31 (a)(b) 1,911
1,500,000 TRTX Issuer Ltd. 2022-FL5 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650%), 5.95%, 2/15/39 (a)(b) 1,466
1,629,167 Vantage Data Centers Issuer LLC 2018-2A 144A,
4.20%, 11/15/43 (a) 1,595
2,400,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 2,156
2,300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 1,973
1,773,523 Venture XVII CLO Ltd. 2014-17A 144A, (3 mo.
LIBOR USD + 0.880%), 5.67%, 4/15/27 (a)(b) 1,764
2,315,869 Vibrant CLO VII Ltd. 2017-7A 144A, (3 mo.
LIBOR USD + 1.040%), 5.85%, 9/15/30 (a)(b) 2,295
3,600,000 VMC Finance LLC 2022-FL5 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.900%), 6.21%, 2/18/39 (a)(b) 3,517
2,800,000 Voya CLO Ltd. 2019-1A 144A, (3 mo. LIBOR
USD + 1.060%), 5.85%, 4/15/31 (a)(b) 2,781
2,000,000 Voya Euro CLO V DAC 5A 144A, (3 mo.
EURIBOR + 2.150%), 4.44%, 4/15/35 EUR (a)
(b)(c) 2,033
1,044,680 Wendy's Funding LLC 2019-1A 144A, 3.78%,
6/15/49 (a) 992
3,053,500 Wendy's Funding LLC 2021-1A 144A, 2.37%,
6/15/51 (a) 2,595
3,800,000 Westlake Automobile Receivables Trust 2021-
1A 144A, 2.33%, 8/17/26 (a) 3,518
5,475,000 Westlake Automobile Receivables Trust 2021-
2A 144A, 2.38%, 3/15/27 (a) 5,076
3,800,000 Westlake Automobile Receivables Trust 2022-
2A 144A, 5.48%, 9/15/27 (a) 3,677
3,750,000 Westlake Automobile Receivables Trust 2022-
3A 144A, 6.44%, 12/15/27 (a) 3,819
3,700,000 Westlake Automobile Receivables Trust 2023-
1A 144A, 5.74%, 8/15/28 (a) 3,723
2,462,500 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 2,092
Total Asset Backed (Cost - $206,536)
194,727
Bank Loans(e) (1%
)
2,094,750 Asurion LLC Term Loan B10 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.000%),
8.68%, 8/18/28  1,989
1,900,000 Entain PLC Term Loan B2 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.18%, 10/31/29  1,906

Principal
or Shares Security Description
Value
(000)
1,091,750 Medline Borrower LP Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 7.82%, 10/23/28  $ 1,062
Total Bank Loans (Cost - $4,934)
4,957
Corporate Bond (39%
)
Financial  (18%)
7,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (d) 6,872
1,300,000 Ally Financial Inc. , 7.10%, 11/15/27 (f) 1,373
1,350,000 Banco Mercantil del Norte SA , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.643%), 5.88% (b)(d)(g) 1,250
1,200,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(b)(d) 1,096
600,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.466%), 7.13%, 7/18/33 (a)(b)(d) 621
1,950,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.290%), 5.08%, 1/20/27 (b) 1,958
2,050,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 2.040%), 4.95%, 7/22/28 (b) 2,055
2,550,000 Bank of America Corp. , (3 mo. EURIBOR +
0.760%), 0.58%, 8/24/28 EUR (b)(c)(d) 2,380
3,700,000 Bank of Montreal , 5.20%, 2/01/28  3,775
2,610,000 Bank of New York Mellon Corp. , (Secured
Overnight Financing Rate + 1.802%), 5.80%,
10/25/28 (b) 2,746
2,500,000 Bank of Nova Scotia , 4.85%, 2/01/30  2,507
3,400,000 Blackstone Holdings Finance Co. LLC 144A,
5.90%, 11/03/27 (a) 3,542
1,600,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  1,495
2,000,000 Blackstone Secured Lending Fund , 3.65%,
7/14/23  1,987
2,200,000 Boston Properties LP , 6.75%, 12/01/27  2,331
4,600,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.887%), 4.66%, 5/24/28 (b) 4,554
2,150,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 1,843
2,000,000 Corebridge Financial Inc. 144A, 3.50%,
4/04/25 (a) 1,934
1,650,000 Crown Castle Inc. , 5.00%, 1/11/28  1,670
2,100,000 Digital Realty Trust LP , 5.55%, 1/15/28  2,147
1,250,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(c) 1,255
1,020,000 Equinix Inc. , 1.00%, 9/15/25  922
2,725,000 Fifth Third Bancorp , (U.S. Secured Overnight
Financing Rate + 2.192%), 6.36%, 10/27/28 (b) 2,885
2,000,000 FS KKR Capital Corp. , 1.65%, 10/12/24  1,852
1,600,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 1,512
2,875,000 General Motors Financial Co. Inc. , 6.05%,
10/10/25  2,930
4,650,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.725%), 4.48%,
8/23/28 (b) 4,573
1,500,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  1,456
640,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.38%, 12/15/25  635
285,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  266
120,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38%, 2/01/29  105
1,440,000 Iron Mountain Inc. 144A, 5.25%, 3/15/28 (a) 1,371
Principal
or Shares Security Description
Value
(000)
2,100,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A, 5.75%, 4/01/33 (a) $ 2,064
4,200,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.990%), 4.85%, 7/25/28 (b) 4,201
3,200,000 KeyBank N.A. , 5.85%, 11/15/27  3,355
2,070,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(b)(d) 1,869
2,300,000 Morgan Stanley , (3 mo. EURIBOR + 0.698%),
0.41%, 10/29/27 EUR (b)(c) 2,196
3,500,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 2.240%), 6.30%, 10/18/28 (b) 3,702
1,500,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.730%), 5.12%, 2/01/29 (b) 1,517
460,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.55%, 12/05/23 GBP (c) 537
1,150,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50%, 3/24/26 GBP (c) 1,129
675,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99%, 10/15/26 EUR (c) 553
100,000 MPT Operating Partnership LP/MPT Finance
Corp. , 3.38%, 4/24/30 GBP (c) 82
480,000 Navient Corp. , 6.75%, 6/15/26  473
220,000 Navient Corp. , 5.50%, 3/15/29  195
1,400,000 OneMain Finance Corp. , 7.13%, 3/15/26  1,393
500,000 OneMain Finance Corp. , 6.63%, 1/15/28  488
900,000 Owl Rock Capital Corp. , 3.40%, 7/15/26  813
1,600,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (a) 1,376
2,750,000 Royal Bank of Canada , 6.00%, 11/01/27  2,906
3,150,000 Royal Bank of Canada , 4.90%, 1/12/28  3,178
3,207,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.249%), 2.49%,
1/06/28 (b) 2,831
4,000,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,498
2,200,000 SBA Tower Trust 144A, 6.60%, 1/15/28 (a) 2,297
2,550,000 Sumitomo Mitsui Financial Group Inc. , 5.52%,
1/13/28  2,632
2,000,000 Sun Communities Operating LP , 2.30%,
11/01/28  1,725
3,450,000 Synchrony Bank , 5.40%, 8/22/25  3,438
1,300,000 Synchrony Financial , 7.25%, 2/02/33  1,303
4,350,000 Toronto-Dominion Bank , 4.69%, 9/15/27  4,376
3,400,000 Toronto-Dominion Bank , 5.16%, 1/10/28  3,471
2,600,000 VICI Properties LP , 4.38%, 5/15/25  2,545
2,217,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.980%), 4.81%, 7/25/28 (b) 2,213
2,500,000 Willis North America Inc. , 4.65%, 6/15/27  2,476
132,730
Industrial  (15%)
1,200,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a) 914
1,100,000 American Medical Systems Europe BV , 1.38%,
3/08/28 EUR (c) 1,079
450,000 Asbury Automotive Group Inc. 144A, 5.00%,
2/15/32 (a) 389
900,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a) 904
1,400,000 Caesars Entertainment Inc. 144A, 6.25%,
7/01/25 (a) 1,396
600,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (a) 513
950,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 6/01/33 (a) 773

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,500,000 CDW LLC/CDW Finance Corp. , 2.67%,
12/01/26  $ 1,351
2,800,000 Centene Corp. , 3.38%, 2/15/30  2,466
1,500,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 1,443
3,100,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.30%,
2/01/32  2,386
1,075,000 Coherent Corp. 144A, 5.00%, 12/15/29 (a) 978
1,100,000 Corp. Nacional del Cobre de Chile 144A, 5.13%,
2/02/33 (a) 1,103
1,475,000 Coty Inc. 144A, 5.00%, 4/15/26 (a) 1,414
595,000 Coty Inc. 144A, 6.50%, 4/15/26 (a)(f) 587
1,300,000 Daimler Truck Finance North America LLC
144A, 5.13%, 1/19/28 (a) 1,313
1,500,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (a) 1,462
2,800,000 Elevance Health Inc. , 4.75%, 2/15/33  2,812
1,175,000 Entegris Escrow Corp. 144A, 5.95%, 6/15/30 (a) 1,130
2,225,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 4.63%,
1/15/29 (a) 1,967
1,400,000 FMG Resources August 2006 Pty Ltd. 144A,
5.88%, 4/15/30 (a) 1,369
600,000 FMG Resources August 2006 Pty Ltd. 144A,
6.13%, 4/15/32 (a) 586
2,305,000 Ford Motor Credit Co. LLC , 4.13%, 8/04/25  2,204
1,860,000 Ford Motor Credit Co. LLC , 6.95%, 3/06/26  1,904
450,000 Ford Motor Credit Co. LLC , 4.27%, 1/09/27  421
800,000 Ford Motor Credit Co. LLC , 7.35%, 11/04/27  841
1,100,000 Freeport Indonesia PT 144A, 5.32%, 4/14/32 (a) 1,050
650,000 Freeport Indonesia PT , 5.32%, 4/14/32 (d) 621
1,300,000 Freeport-McMoRan Inc. , 5.25%, 9/01/29  1,290
3,075,000 General Motors Financial Co. Inc. , 6.00%,
1/09/28  3,167
600,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (a) 443
2,300,000 HCA Inc. , 5.38%, 9/01/26  2,315
1,725,000 Heathrow Funding Ltd. , 1.50%, 10/12/25
EUR (c)(d) 1,764
3,000,000 Humana Inc. , 5.75%, 3/01/28  3,134
918,000 Hyundai Capital America 144A, 2.00%,
6/15/28 (a) 779
900,000 International Business Machines Corp. , 4.88%,
2/06/38 GBP (c) 1,105
2,500,000 Jabil Inc. , 4.25%, 5/15/27  2,432
641,000 Jabil Inc. , 3.60%, 1/15/30  580
3,000,000 JDE Peet's NV 144A, 1.38%, 1/15/27 (a) 2,604
1,225,000 Kaiser Aluminum Corp. 144A, 4.63%,
3/01/28 (a) 1,120
2,400,000 MARB BondCo PLC , 3.95%, 1/29/31 (d) 1,894
630,000 Mauser Packaging Solutions Holding Co. 144A,
7.88%, 8/15/26 (a) 636
1,800,000 Medline Borrower LP 144A, 3.88%, 4/01/29 (a) 1,541
1,500,000 Meritage Homes Corp. 144A, 3.88%, 4/15/29 (a) 1,331
950,000 NBM U.S. Holdings Inc. , 7.00%, 5/14/26 (d) 950
1,200,000 NBM U.S. Holdings Inc. , 6.63%, 8/06/29 (d) 1,169
1,700,000 NCR Corp. 144A, 5.13%, 4/15/29 (a) 1,483
2,200,000 Open Text Corp. 144A, 3.88%, 12/01/29 (a) 1,832
2,800,000 Oracle Corp. , 2.80%, 4/01/27  2,593
2,400,000 Oracle Corp. , 6.15%, 11/09/29  2,567
1,700,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.88%, 11/15/27 (a) 1,759
700,000 Post Holdings Inc. 144A, 4.63%, 4/15/30 (a) 617
Principal
or Shares Security Description
Value
(000)
200,000 Renesas Electronics Corp. 144A, 2.17%,
11/25/26 (a) $ 175
1,297,000 Rogers Communications Inc. 144A, 2.95%,
3/15/25 (a) 1,246
1,313,000 Rogers Communications Inc. 144A, 3.20%,
3/15/27 (a) 1,235
1,700,000 Rolls-Royce PLC 144A, 5.75%, 10/15/27 (a) 1,655
2,200,000 Sealed Air Corp. 144A, 6.13%, 2/01/28 (a) 2,222
2,000,000 Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (a) 1,895
1,700,000 Standard Industries Inc. 144A, 4.38%,
7/15/30 (a) 1,455
2,500,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (a) 2,206
1,100,000 Tenet Healthcare Corp. , 4.63%, 6/15/28  1,022
1,500,000 Tenet Healthcare Corp. 144A, 6.13%,
6/15/30 (a) 1,458
3,700,000 T-Mobile USA Inc. , 3.75%, 4/15/27  3,561
2,800,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 2,450
1,905,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 1,841
629,000 Univision Communications Inc. 144A, 7.38%,
6/30/30 (a) 618
2,150,000 Verizon Communications Inc. , 4.25%, 10/31/30
EUR (c) 2,420
2,650,000 Verizon Communications Inc. , 2.36%, 3/15/32  2,185
2,600,000 VMware Inc. , 1.80%, 8/15/28  2,194
2,300,000 Warnermedia Holdings Inc. 144A, 3.76%,
3/15/27 (a) 2,157
820,000 Workday Inc. , 3.70%, 4/01/29  772
1,400,000 Yara International ASA 144A, 7.38%,
11/14/32 (a) 1,543
750,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 648
109,439
Utility  (6%)
1,300,000 Adani Electricity Mumbai Ltd. , 3.95%,
2/12/30 (d) 972
730,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 8.25%, 12/31/28 (a) 716
400,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 5.88%, 6/30/29 (a) 353
1,000,000 Callon Petroleum Co. 144A, 7.50%, 6/15/30 (a) 969
1,700,000 Crescent Energy Finance LLC 144A, 9.25%,
2/15/28 (a) 1,700
840,000 Earthstone Energy Holdings LLC 144A, 8.00%,
4/15/27 (a) 820
1,700,000 EIG Pearl Holdings Sarl 144A, 3.55%,
8/31/36 (a) 1,482
1,050,000 EIG Pearl Holdings Sarl , 3.55%, 8/31/36 (d) 916
900,000 Enerflex Ltd. 144A, 9.00%, 10/15/27 (a) 918
1,400,000 Energean Israel Finance Ltd. 144A, 5.38%,
3/30/28 (a)(d) 1,294
2,100,000 Energy Transfer LP , 5.55%, 2/15/28  2,137
1,000,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.00%, 1/15/27  989
850,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.88%, 4/15/30  865
1,600,000 Geopark Ltd. , 5.50%, 1/17/27 (d) 1,422
2,600,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(d) 2,467
1,100,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 980
3,150,000 Minejesa Capital BV , 4.63%, 8/10/30 (d) 2,926

Principal
or Shares Security Description
Value
(000)
850,000 Nabors Industries Ltd. 144A, 7.50%, 1/15/28 (a) $ 811
1,362,000 ONEOK Inc. , 6.10%, 11/15/32  1,434
535,000 PBF Holding Co. LLC/PBF Finance Corp. ,
7.25%, 6/15/25  534
1,600,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  1,511
2,800,000 PDC Energy Inc. , 5.75%, 5/15/26  2,711
1,500,000 Petroleos Mexicanos , (3 mo. EURIBOR +
2.400%), 4.30%, 8/24/23 EUR (b)(c)(d) 1,628
1,400,000 Petroleos Mexicanos , 3.63%, 11/24/25 EUR (c)
(d) 1,431
450,000 Petroleos Mexicanos , 5.35%, 2/12/28  393
150,000 Petroleos Mexicanos , 4.88%, 2/21/28 EUR (c)(d) 144
1,100,000 Petroleos Mexicanos 144A, 10.00%, 2/07/33 (a) 1,075
1,700,000 Petroleos Mexicanos , 6.75%, 9/21/47  1,182
2,200,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 8.50%,
10/15/26 (a) 2,145
1,100,000 Tamarack Valley Energy Ltd. 144A, 7.25%,
5/10/27 CAD (a)(c) 787
675,000 TransAlta Corp. , 7.75%, 11/15/29  695
1,100,000 Var Energi ASA 144A, 8.00%, 11/15/32 (a) 1,185
1,000,000 Venture Global Calcasieu Pass LLC 144A,
6.25%, 1/15/30 (a) 1,020
2,100,000 Vistra Operations Co. LLC 144A, 5.13%,
5/13/25 (a) 2,062
335,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (a) 339
43,013
Total Corporate Bond (Cost - $286,382)
285,182
Foreign Government (9%
)
1,500,000 Angolan Government International Bond ,
8.25%, 5/09/28 (d) 1,425
1,100,000 Angolan Government International Bond ,
8.00%, 11/26/29 (d) 1,024
18,000,000 Brazil Letras do Tesouro Nacional , 13.44%,
10/01/23 BRL (c)(h) 3,256
6,750,000 Colombia Government International Bond ,
4.50%, 3/15/29  5,976
2,050,000 Dominican Republic International Bond , 6.00%,
7/19/28 (d) 2,018
3,500,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 3,305
800,000 Dominican Republic International Bond 144A,
7.05%, 2/03/31 (a) 800
1,200,000 Dominican Republic International Bond , 4.88%,
9/23/32 (d) 1,026
2,000,000 Export-Import Bank of India 144A, 5.50%,
1/18/33 (a) 2,046
1,900,000 Guatemala Government Bond , 3.70%,
10/07/33 (d) 1,610
2,475,000 Hungary Government International Bond 144A,
6.13%, 5/22/28 (a) 2,565
1,000,000 Indonesia Government International Bond ,
1.00%, 7/28/29 EUR (c) 899
2,600,000 Ivory Coast Government International Bond ,
6.38%, 3/03/28 (d)(f) 2,533
900,000 Ivory Coast Government International Bond ,
5.25%, 3/22/30 EUR (c)(d)(f) 830
1,950,000 Ivory Coast Government International Bond ,
6.13%, 6/15/33 (d)(f) 1,737
89,600,000 Mexican Bonos Series M, 7.75%, 5/29/31
MXN (c) 4,502
Principal
or Shares Security Description
Value
(000)
1,300,000 Mexico Government International Bond , 6.35%,
2/09/35  $ 1,383
268,000 Mongolia Government International Bond 144A,
5.63%, 5/01/23 (a) 268
700,000 Mongolia Government International Bond ,
5.13%, 4/07/26 (d)(f) 660
1,000,000 Mongolia Government International Bond 144A,
5.13%, 4/07/26 (a) 942
980,000 Mongolia Government International Bond 144A,
3.50%, 7/07/27 (a) 858
1,575,000 Nigeria Government International Bond , 6.50%,
11/28/27 (d) 1,299
1,650,000 Nigeria Government International Bond , 6.13%,
9/28/28 (d) 1,287
1,800,000 Oman Government International Bond , 6.50%,
3/08/47 (d) 1,728
2,100,000 Paraguay Government International Bond ,
5.40%, 3/30/50 (d) 1,879
123,600,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 6,511
2,300,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (d) 2,162
1,900,000 Republic of Uzbekistan International Bond ,
3.70%, 11/25/30 (d) 1,577
3,000,000 Romanian Government International Bond
144A, 6.63%, 2/17/28 (a) 3,115
1,100,000 Romanian Government International Bond ,
3.62%, 5/26/30 EUR (c)(d) 1,018
1,300,000 Romanian Government International Bond
144A, 1.75%, 7/13/30 EUR (a)(c) 1,039
1,100,000 Romanian Government International Bond ,
2.12%, 7/16/31 EUR (c)(d) 876
1,100,000 Serbia International Bond 144A, 6.25%,
5/26/28 (a) 1,119
2,300,000 Serbia International Bond 144A, 1.00%, 9/23/28
EUR (a)(c) 1,928
1,250,000 Serbia International Bond , 1.00%, 9/23/28
EUR (c)(d) 1,048
800,000 Serbia International Bond 144A, 6.50%,
9/26/33 (a) 803
Total Foreign Government (Cost - $68,172)
67,052
Mortgage Backed (20%
)
3,300,000 280 Park Avenue Mortgage Trust 2017-280P
144A, (1 mo. LIBOR USD + 1.536%), 5.93%,
9/15/34 (a)(b) 3,043
614,676 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 0.830%), 5.30%,
12/18/37 (a)(b) 603
600,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 1.750%), 6.22%,
12/18/37 (a)(b) 580
3,000,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. LIBOR USD + 2.850%), 7.31%,
9/15/36 (a)(b) 2,855
1,020,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.914%), 6.39%, 10/15/36 (a)(b) 1,002
1,657,500 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.114%), 6.59%, 10/15/36 (a)(b) 1,622
2,550,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.414%), 6.89%, 10/15/36 (a)(b) 2,485

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,310,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.214%), 6.69%, 10/15/37 (a)(b) $ 2,239
1,260,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.864%), 7.34%, 10/15/37 (a)(b) 1,207
3,300,000 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. LIBOR USD + 1.952%), 6.41%,
5/15/38 (a)(b) 3,154
900,000 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. LIBOR USD + 3.952%), 8.41%,
5/15/38 (a)(b) 845
893,234 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 2.350%), 6.81%,
6/15/38 (a)(b) 858
2,965,488 BX Commercial Mortgage Trust 2021-XL2
144A, (1 mo. LIBOR USD + 3.890%), 8.35%,
10/15/38 (a)(b) 2,779
2,900,000 BX Trust 2018-GW 144A, (1 mo. LIBOR USD
+ 2.420%), 6.88%, 5/15/35 (a)(b) 2,811
3,250,000 BX Trust 2021-ARIA 144A, (1 mo. LIBOR
USD + 2.594%), 7.05%, 10/15/36 (a)(b) 2,983
2,050,000 BX Trust 2021-LGCY 144A, (1 mo. LIBOR
USD + 3.193%), 7.65%, 10/15/36 (a)(b) 1,854
3,600,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.164%),
6.65%, 2/15/38 (a)(b) 3,294
799,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. LIBOR USD + 3.250%), 7.71%,
12/15/37 (a)(b) 751
15,414,105 Cantor Commercial Real Estate Lending 2019-
CF1, 1.13%, 5/15/52 (i) 736
2,779,476 Cassia SRL 2022-1A 144A, (3 mo. EURIBOR +
2.500%), 4.32%, 5/22/34 EUR (a)(b)(c) 2,905
2,209,317 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.120%), 5.58%,
6/15/34 (a)(b) 2,152
2,580,514 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.500%), 5.96%,
6/15/34 (a)(b) 2,473
3,314,968 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 6.51%,
6/15/34 (a)(b) 3,078
1,588,009 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.350%), 6.81%,
6/15/34 (a)(b) 1,458
1,042,131 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.608%), 7.07%,
6/15/34 (a)(b) 947
2,811,353 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.100%), 6.56%, 11/15/37 (a)(b) 2,753
1,965,981 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.766%), 7.22%, 11/15/37 (a)(b) 1,921
1,867,682 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 3.492%), 7.95%, 11/15/37 (a)(b) 1,821
5,600,000 Connecticut Avenue Securities Trust 2019-R01
144A, (1 mo. LIBOR USD + 4.350%), 8.86%,
7/25/31 (a)(b) 5,820
47,461 Connecticut Avenue Securities Trust 2019-R03
144A, (1 mo. LIBOR USD + 2.150%), 6.66%,
9/25/31 (a)(b) 48
Principal
or Shares Security Description
Value
(000)
7,549,567 Connecticut Avenue Securities Trust 2019-R05
144A, (1 mo. LIBOR USD + 4.100%), 8.61%,
7/25/39 (a)(b) $ 7,668
38,380 Connecticut Avenue Securities Trust 2019-R06
144A, (1 mo. LIBOR USD + 2.100%), 6.61%,
9/25/39 (a)(b) 38
4,701,471 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 6.66%,
11/25/39 (a)(b) 4,665
2,588,146 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 6.56%,
1/25/40 (a)(b) 2,590
3,550,000 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 3.250%), 7.76%,
1/25/40 (a)(b) 3,426
1,900,000 Connecticut Avenue Securities Trust 2020-SBT1
144A, (1 mo. LIBOR USD + 3.650%), 8.16%,
2/25/40 (a)(b) 1,885
2,720,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.650%), 7.11%, 5/15/36 (a)(b) 2,649
1,736,149 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. LIBOR USD + 2.000%), 6.46%, 5/15/35 (a)
(b) 1,675
3,106,793 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. LIBOR USD + 2.500%), 6.96%, 5/15/35 (a)
(b) 2,974
2,830,957 Extended Stay America Trust 2021-ESH
144A, (1 mo. LIBOR USD + 2.850%), 7.31%,
7/15/38 (a)(b) 2,754
2,342,861 Extended Stay America Trust 2021-ESH
144A, (1 mo. LIBOR USD + 3.700%), 8.16%,
7/15/38 (a)(b) 2,251
1,400,000 Fannie Mae Connecticut Avenue Securities 2018-
C06, (1 mo. LIBOR USD + 4.100%), 8.61%,
3/25/31 (b) 1,455
2,900,000 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 3.000%), 7.51%, 9/25/49 (a)(b) 2,883
598,320 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 1.700%), 6.21%,
1/25/50 (a)(b) 597
573,805 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 6.41%,
1/25/50 (a)(b) 573
1,400,000 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 2.300%), 6.81%,
1/25/50 (a)(b) 1,346
2,379,503 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 3.100%), 7.61%,
3/25/50 (a)(b) 2,433
1,000,000 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 4.100%), 8.61%,
3/25/50 (a)(b) 1,013
767,043 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 7.11%,
10/25/50 (a)(b) 774
776,002 Freddie Mac STACR Trust 2019-FTR2 144A,
(1 mo. LIBOR USD + 0.950%), 5.46%,
11/25/48 (a)(b) 772
1,350,000 Freddie Mac STACR Trust 2019-DNA2 144A,
(1 mo. LIBOR USD + 4.350%), 8.86%,
3/25/49 (a)(b) 1,412

Principal
or Shares Security Description
Value
(000)
1,242,795 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 15.76%, 10/25/29 (b) $ 1,277
1,950,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 9.11%, 12/25/42 (b) 2,011
1,300,000 Frost CMBS DAC 2021-1A 144A, (Sterling
Overnight Index Average + 2.900%), 6.17%,
11/20/33 GBP (a)(b)(c) 1,424
727 JP Morgan Mortgage Trust 2014-IVR3 144A,
2.97%, 9/25/44 (a)(i) 1
120,640 JP Morgan Mortgage Trust 2017-5 144A,
3.24%, 10/26/48 (a)(i) 116
750,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.364%), 5.84%, 12/15/37 (a)(b) 720
1,312,500 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.664%), 6.14%, 12/15/37 (a)(b) 1,259
2,250,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.164%), 6.64%, 12/15/37 (a)(b) 2,146
4,113,715 LCCM 2017-LC26 144A, 1.52%, 7/12/50 (a)(i) 206
2,752,316 Life Mortgage Trust 2021-BMR 144A, (1 mo.
LIBOR USD + 2.350%), 6.81%, 3/15/38 (a)(b) 2,642
1,994,076 Med Trust 2021-MDLN 144A, (1 mo. LIBOR
USD + 5.250%), 9.71%, 11/15/38 (a)(b) 1,866
2,168,990 Multifamily Connecticut Avenue Securities Trust
2019-01 144A, (1 mo. LIBOR USD + 3.250%),
7.76%, 10/25/49 (a)(b) 2,059
3,900,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
1.614%), 6.09%, 3/15/36 (a)(b) 3,630
1,600,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
1.864%), 6.34%, 3/15/36 (a)(b) 1,470
204,276 Radnor RE Ltd. 2021-1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650%), 5.96%, 12/27/33 (a)(b) 204
3,400,000 RIAL Issuer Ltd. 2022-FL8 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.73%, 1/19/37 (a)(b) 3,322
1,543,345 SMR Mortgage Trust 2022-IND 144A, (1 mo.
Term Secured Overnight Financing Rate +
5.000%), 9.48%, 2/15/39 (a)(b) 1,441
295,238 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 6.16%, 4/25/43 (a)(b) 295
5,696,895 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 6.91%, 2/25/47 (a)(b) 5,729
2,650,000 TPGI Trust 2021-DGWD 144A, (1 mo. LIBOR
USD + 2.350%), 6.81%, 6/15/26 (a)(b) 2,518
1,084,617 TTAN 2021-MHC 144A, (1 mo. LIBOR USD +
2.400%), 6.86%, 3/15/38 (a)(b) 1,041
1,200,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. LIBOR USD + 0.875%),
5.33%, 12/15/34 (a)(b) 1,120
Principal
or Shares Security Description
Value
(000)
450,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. LIBOR USD + 1.775%),
6.23%, 12/15/34 (a)(b) $ 413
6,226,206 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.93%, 8/15/51 (i) 165
Total Mortgage Backed (Cost - $149,383)
143,985
U.S. Treasury (1%
)
12,000,000 U.S. Treasury Bill, 4.60%, 4/27/23 (h)
(Cost - $11,871) 11,873
Stocks (1%)
Common Stock (0%
)
85 United Auto Credit Securitization Trust 2022-2
(Cost - $1,551)
837
Preferred Stock (1%
)
110 Flagship Credit Auto Trust,  0.00% 2,040
100 Santander Consumer Auto Receivables Trust
2021-C,  0.00% 1,352
3,392
Total Stocks (Cost - $8,206) 4,229
Investment Company (2%
)
57,000 iShares JP Morgan USD Emerging Markets Bond
ETF 5,011
9,700,337 Payden Cash Reserves Money Market Fund* 9,700
Total Investment Company (Cost - $14,759)
14,711
Purchase Options  (0%
)
Total Purchase Options (Cost - $64) 22
Total Investments (Cost - $750,307) (100%)
726,738
Other Assets, net of Liabilities (0%)
635
Net Assets (100%) $ 727,373
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Floating rate security. The rate shown reflects the rate in effect at January 31,
2023. The stated maturity is subject to prepayments.
(f) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $4,004 and the total market value of the collateral held by the Fund is $4,056. Amounts in 000s.
(g) Perpetual security with no stated maturity date.
(h) Yield to maturity at time of purchase.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S & P 500 EMINI 20 $ 22 $ 3500 04/28/2023 $ 22 Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 36,627
USD  6,971 Citibank, N.A. 03/08/2023 $ 197
CAD 3,479
USD  2,567 Barclays Bank PLC 02/09/2023 48
CLP 601,700
USD  726 Citibank, N.A. 02/16/2023 28
CZK 24,390
USD  1,101 HSBC Bank USA, N.A. 02/21/2023 13
EUR 18,717
USD  19,139 Citibank, N.A. 03/15/2023 1,266
GBP 1,588
USD  1,819 HSBC Bank USA, N.A. 03/15/2023 140
IDR 27,711,000
USD  1,829 Barclays Bank PLC 02/10/2023 19
JPY 377,700
USD  2,626 Barclays Bank PLC 02/09/2023 280
JPY 334,400
USD  2,446 Citibank, N.A. 02/10/2023 127
PEN 7,108
USD  1,844 BNP PARIBAS 02/10/2023 3
USD 6,595
ZAR  113,495 Citibank, N.A. 04/18/2023 114
USD 3,317
CAD  4,300 HSBC Bank USA, N.A. 03/15/2023 84
USD 4,415
MXN  84,049 HSBC Bank USA, N.A. 04/18/2023 14
2,333
Liabilities:
MYR 8,313 USD  1,960 Barclays Bank PLC 04/13/2023 (3)
USD 2,590 CAD  3,479 Barclays Bank PLC 02/09/2023 (25)
USD 2,821 JPY  377,700 Barclays Bank PLC 02/09/2023 (84)
USD 2,432 AUD  3,602 Citibank, N.A. 02/10/2023 (112)
USD 9,666 BRL  52,355 Citibank, N.A. 03/08/2023 (579)
USD 59,581 EUR  57,927 Citibank, N.A. 03/15/2023 (3,570)
USD 1,838 PEN  7,108 HSBC Bank USA, N.A. 02/10/2023 (9)
USD 4,951 GBP  4,192 HSBC Bank USA, N.A. 03/15/2023 (222)
ZAR 4,805 USD  275 HSBC Bank USA, N.A. 04/18/2023 (1)
(4,605)
Net Unrealized Appreciation (Depreciation)
$(2,272)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bobl Future 107 Mar-23 $ 13,645 $ (228) $ (228)
U.S. Treasury 10-Year Note Future 40 Mar-23 4,581 (2) (2)
U.S. Treasury 2-Year Note Future 556 Mar-23 114,341 133 133
U.S. Ultra Bond Future 34 Mar-23 4,820 189 189
a a
92
Short Contracts:
Euro-Bund Future 37 Mar-23 (5,504) 158 158
Euro-Schatz Future 584 Mar-23 (67,137) 500 500
Long Gilt Future 13 Mar-23 (1,675) (1) (1)
U.S. 10-Year Ultra Future 149 Mar-23 (18,059) (66) (66)

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
U.S. Treasury 5-Year Note Future 1,921 Mar-23 $ (209,854) $ (749) $ (749)
a a
(158)
Total Futures
$(66)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 39 Index), Pay 5.000% Quarterly,
Receive upon credit default 12/20/2027 $23,100 $(775) $(600) $(175)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10-Year SOFR Swap, Receive Fixed 1.517% Annually, Pay
Variable 4.310% (SOFRRATE) Annually 03/03/2032 $ 21,639 $(3,025) $– $(3,025)
10-Year SOFR Swap, Receive Fixed 1.615% Annually, Pay
Variable 4.310% (SOFRRATE) Annually 03/04/2032 10,823 (1,422) – (1,422)
$(4,447) $– $(4,447)